KAIXIN DECONSOLIDATION	12 Months Ended
Dec. 31, 2021
KAIXIN DECONSOLIDATION
KAIXIN DECONSOLIDATION

4.           KAIXIN DECONSOLIDATION

On June 25, 2021, Kaixin completed a reverse acquisition with Haitaoche, in which Kaixin issued (the “Issuance”) an aggregate of 74,035,502 ordinary shares to acquire 100% of the share capital of Haitaoche. Following the Issuance, Renren owned less than 50% of the Kaixin outstanding ordinary shares and lost control of Kaixin. The management of Haitaoche became the management of the post-merger Kaixin and obtained the right to elect a majority of Kaixin’s board of directors.

Accordingly, Renren deconsolidated Kaixin’s financial statements, effective June 25, 2021, referred to as the “Kaixin Deconsolidation”.

As a result of the Kaixin Deconsolidation, the Company reevaluated its operating segments (Note 15).

In connection with the Kaixin Deconsolidation, Renren recorded a gain on deconsolidation of $123,667 which is included in gain on deconsolidation of subsidiaries, net of tax of nil, in the consolidated statements of operation as part of income from discontinued operations for the year ended December 31, 2021.

4.           KAIXIN DECONSOLIDATION - continued

On June 25, 2021, the Company calculated a gain regarding the deconsolidation of the Kaixin as follows.

As of June 25,
2021
Fair value of retaining noncontrolling interest in Kaixin	$111,309
Preferred shares of Kaixin	6,000
Carrying amount of noncontrolling interest in Kaixin	23,608
Less: Net assets of Kaixin	(17,250)
Gain on deconsolidation of Kaixin	$123,667

Upon completion of the Merger, the Company’s ownership interest in Kaixin from 69.4% as of December 31, 2020 decreased to 33.3% (Note 1). The Company accounts for its remaining equity interest in Kaixin under the equity method and have no plans to dispose of the investment within 12 months. The Company recognized its share of loss of $63,388 from Kaixin for the period from June 25, 2021 to December 31, 2021 (Note 5).

The Company also pledged its cash deposit of $9,284 as security for debt borrowing of Kaixin under an irrevocable standby letter of credit issued by East West Bank in the amount of $8,277 million and made provision of the restricted cash of $9,284(Note 2(f) and (Note 14)). The Company retained a balance of amount due from Kaixin and provided full provision of $3,943 for the year ended December 31, 2021 as the management considered that the balance would not be recoverable (Note 14).

Accordingly, assets, liabilities, revenues and expenses and cash flows related to Kaixin have been reclassified in the consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2020 were measured at the lower of their carrying amount or fair value less cost to sell. As a result of the deconsolidation of Kaixin, the Company reevaluated its operating segments. Refer to Note 15.

4.           KAIXIN DECONSOLIDATION - continued

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the discontinued operations in the consolidated balance sheet as of December 31, 2020:

As of December 31,
2020

Cash and cash equivalents	$3,162
Prepaid expenses and other current assets	43,624
Property and equipment, net	45
Long-term investments	—
Right-of-use assets	74
Other non-current assets	1,562
Assets classified as held for sale	$48,467

Accounts payable	402
Accrued expenses and other current payables	14,683
Amount due to related parties	2,960
Short-term debt	15,257
Income tax payable	4,042
Advance from customers	1,863
Lease liabilities– current	39
Warrant Liability	1,690
Lease liabilities – non-current	26
Liabilities classified as held for sale	$40,962

4.           KAIXIN DECONSOLIDATION - continued

The condensed cash flows of Kaixin were as follows for the years ended December 31, 2019 and 2020 and for the period from January 1, 2021 through June 24, 2021, the date immediately preceding the Kaixin Deconsolidation, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operations:

			For the period
			from January 1
	For the years ended December 31,		to June 24,
	2019	2020	2021

Net cash (used in) provide by operating activities	(4,745)	(3,878)	870
Net cash provided by investing activities	1,223	—	—
Net cash (used in) provide by financing activities	(6,328)	3,917	267

Kaixin’s results of operations for the period from January 1, 2021 through June 24, 2021, the date immediately preceding the Kaixin Deconsolidation, and for the years ended December 31, 2019 and 2020, shown in the table below, are included in the consolidated results of operations of Renren as net (loss) income from the discontinued operations, net of income taxes for those respective periods, after intercompany eliminations, as applicable.

			For the period
			from January 1
	For the years ended December 31,		to June 24,
	2019	2020	2021

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$334,697	$33,160	$3,791
Cost of revenues	(340,174)	(32,160)	(3,766)
Selling, research and development, and general and administrative expenses	(53,866)	(7,256)	(9,953)
Other income	840	586	43
Interest income	69	5	—
Interest expense	(4,057)	(1,183)	(257)
Impairment of goodwill	(74,091)	—	—
Impairment of long-term investments	—	—	(646)
Fair value change of contingent consideration	65,594	—	—
Loss from the operations of the discontinued operations, before income tax	(70,988)	(6,848)	(10,788)
Income tax benefit (expenses)	1,920	1,528	(108)
Loss from the operations of the discontinued operations, net of tax	(69,068)	(5,320)	(10,896)

Gain on deconsolidation of the subsidiaries, net of tax	—	—	123,667

(Loss) income from the discontinued operations, net of tax	$(69,068)	$(5,320)	$112,771